Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Cash and cash equivalents	$ 35,555	$ 21,243	$ 34,539
Restricted cash, net of current portion	1,350	1,350	1,800
Total cash and cash equivalents and restricted cash	$ 36,905	$ 22,593	$ 36,339